John Hancock
Retirement Income 2040 Fund
Quarterly portfolio holdings 3/31/2020

Fund’s investments
As of 3-31-20 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 56.4%				$14,182,523
(Cost $12,239,942)
U.S. Government 56.4%				14,182,523
U.S. Treasury
Bond	3.500	02-15-39	410,000	583,689
Bond	3.875	08-15-40	415,000	622,695
Bond	4.250	05-15-39	330,000	512,995
Bond	4.250	11-15-40	240,000	377,231
Bond	4.375	02-15-38	345,000	538,240
Bond	4.375	11-15-39	310,000	490,490
Bond	4.500	02-15-36	860,000	1,321,746
Bond	4.500	05-15-38	575,000	910,836
Bond	4.625	02-15-40	430,000	702,311
Bond	4.750	02-15-37	470,000	750,696
Bond	5.000	05-15-37	370,000	607,783
Bond	5.250	02-15-29	175,000	244,453
Bond	5.375	02-15-31	730,000	1,085,447
Bond	5.500	08-15-28	275,000	384,882
Bond	6.125	08-15-29	95,000	142,203
Bond	6.250	05-15-30	625,000	964,917
Bond	6.500	11-15-26	70,000	97,360
Bond	6.625	02-15-27	260,000	367,463
Bond	6.750	08-15-26	70,000	97,467
Bond	8.125	08-15-21	280,000	310,450
Note	1.625	08-15-29	60,000	65,149
Note	1.750	12-31-20	295,000	298,664
Note	1.750	11-15-29	120,000	131,906
Note	1.875	06-30-26	85,000	92,059
Note	2.000	10-31-22	70,000	73,128
Note	2.000	02-15-25	320,000	344,888
Note	2.250	02-15-21	45,000	45,840
Note	2.250	12-31-23	605,000	648,437
Note	2.250	03-31-26	45,000	49,672
Note	2.250	11-15-27	135,000	151,870
Note	2.375	03-15-21	45,000	45,967
Note	2.500	12-31-20	105,000	106,858
Note	2.500	02-28-21	45,000	45,974
Note	2.500	01-15-22	65,000	67,630
Note	2.625	02-15-29	180,000	210,473
Note	2.750	09-30-20	50,000	50,648
Note	2.750	02-15-24	330,000	360,821
Note	2.750	02-15-28	125,000	145,786
Note	2.875	11-30-25	50,000	56,729

Note	2.875	05-15-28	65,000	76,670
Corporate bonds 32.2%				$8,091,921
(Cost $7,693,481)
Communication services 5.1%				1,274,923
Diversified telecommunication services 2.6%
AT&T, Inc.	3.875	01-15-26	85,000	87,257
AT&T, Inc.	4.500	05-15-35	90,000	98,121
AT&T, Inc.	5.350	09-01-40	50,000	58,165
Deutsche Telekom International Finance BV	9.250	06-01-32	50,000	74,941
Verizon Communications, Inc.	4.400	11-01-34	80,000	93,660
2	JOHN HANCOCK RETIREMENT INCOME 2040 FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Diversified telecommunication services (continued)
Verizon Communications, Inc.	4.500	08-10-33	115,000	$138,433
Verizon Communications, Inc.	5.250	03-16-37	75,000	95,935
Media 2.5%
Charter Communications Operating LLC	5.375	04-01-38	75,000	80,945
Charter Communications Operating LLC	6.384	10-23-35	80,000	95,087
Comcast Corp.	4.250	01-15-33	130,000	153,142
Comcast Corp.	6.500	11-15-35	55,000	80,284
Comcast Corp.	7.050	03-15-33	75,000	106,330
ViacomCBS, Inc.	5.500	05-15-33	105,000	112,623
Consumer discretionary 1.7%				431,989
Automobiles 0.4%
Ford Motor Company	7.450	07-16-31	60,000	43,200
General Motors Company	6.600	04-01-36	55,000	47,866
Hotels, restaurants and leisure 0.3%
McDonald's Corp.	6.300	03-01-38	60,000	82,213
Internet and direct marketing retail 0.5%
Amazon.com, Inc.	4.800	12-05-34	50,000	64,908
eBay, Inc.	3.450	08-01-24	70,000	70,698
Multiline retail 0.5%
Target Corp.	6.350	11-01-32	90,000	123,104
Consumer staples 1.2%				311,379
Beverages 0.5%
Anheuser-Busch Companies LLC	4.700	02-01-36	85,000	88,792
Anheuser-Busch InBev Worldwide, Inc.	8.200	01-15-39	35,000	52,606
Food products 0.7%
Kraft Heinz Foods Company	3.000	06-01-26	110,000	106,893
Kraft Heinz Foods Company	6.875	01-26-39	55,000	63,088
Energy 3.5%				886,176
Oil, gas and consumable fuels 3.5%
BP Capital Markets America, Inc.	3.937	09-21-28	60,000	64,334
Canadian Natural Resources, Ltd.	6.250	03-15-38	45,000	34,897
Canadian Natural Resources, Ltd.	6.450	06-30-33	55,000	43,470
ConocoPhillips	5.900	10-15-32	80,000	92,144
Energy Transfer Operating LP	6.050	06-01-41	50,000	43,613
Energy Transfer Operating LP	7.500	07-01-38	45,000	47,631
EOG Resources, Inc.	3.900	04-01-35	85,000	85,645
Exxon Mobil Corp.	3.043	03-01-26	55,000	58,133
Kinder Morgan Energy Partners LP	5.800	03-15-35	75,000	79,622
Kinder Morgan Energy Partners LP	6.500	09-01-39	45,000	44,080
Shell International Finance BV	4.125	05-11-35	55,000	63,042
Suncor Energy, Inc.	5.950	05-15-35	50,000	46,102
Sunoco Logistics Partners Operations LP	3.900	07-15-26	60,000	50,548
TransCanada PipeLines, Ltd.	4.625	03-01-34	85,000	80,770
Valero Energy Corp.	7.500	04-15-32	45,000	52,145
Financials 5.8%				1,456,229
Banks 3.1%
Bank of Montreal (3.803% to 12-15-27, then 5 Year U.S. Swap Rate + 1.432%)	3.803	12-15-32	110,000	106,844
Citigroup, Inc.	6.000	10-31-33	85,000	98,137
Citigroup, Inc.	6.625	06-15-32	80,000	96,210
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK RETIREMENT INCOME 2040 FUND	3

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
HSBC Holdings PLC	7.625	05-17-32	75,000	$102,384
JPMorgan Chase & Co.	5.500	10-15-40	80,000	109,525
JPMorgan Chase & Co.	6.400	05-15-38	60,000	87,272
U.S. Bancorp	2.950	07-15-22	70,000	71,385
Wells Fargo & Company	5.375	02-07-35	100,000	117,975
Capital markets 0.8%
Morgan Stanley	3.125	07-27-26	100,000	103,369
Morgan Stanley	7.250	04-01-32	70,000	100,194
Insurance 1.9%
American International Group, Inc.	3.875	01-15-35	95,000	93,127
Lincoln National Corp.	3.800	03-01-28	50,000	49,785
MetLife, Inc.	6.500	12-15-32	50,000	64,786
Prudential Financial, Inc.	3.905	12-07-47	63,000	60,922
The Progressive Corp.	2.450	01-15-27	110,000	110,058
The Travelers Companies, Inc.	6.750	06-20-36	60,000	84,256
Health care 3.3%				832,330
Biotechnology 0.5%
AbbVie, Inc.	4.500	05-14-35	60,000	69,024
GlaxoSmithKline Capital, Inc.	5.375	04-15-34	45,000	56,284
Health care providers and services 1.4%
CVS Health Corp.	4.750	12-01-22	100,000	105,862
CVS Health Corp.	4.780	03-25-38	100,000	109,826
CVS Health Corp.	4.875	07-20-35	65,000	73,933
UnitedHealth Group, Inc.	4.625	07-15-35	60,000	71,520
Pharmaceuticals 1.4%
Allergan Funding SCS	4.550	03-15-35	90,000	99,111
Johnson & Johnson	4.375	12-05-33	85,000	111,345
Pfizer, Inc.	3.400	05-15-24	55,000	57,408
Wyeth LLC	5.950	04-01-37	55,000	78,017
Industrials 3.5%				876,963
Aerospace and defense 1.4%
Lockheed Martin Corp.	4.500	05-15-36	60,000	68,769
The Boeing Company	2.950	02-01-30	60,000	55,564
The Boeing Company	3.600	05-01-34	80,000	71,553
United Technologies Corp.	4.450	11-16-38	50,000	57,296
United Technologies Corp.	5.700	04-15-40	65,000	83,651
Air freight and logistics 0.2%
FedEx Corp.	4.900	01-15-34	50,000	53,393
Industrial conglomerates 0.9%
General Electric Company	5.875	01-14-38	75,000	87,985
General Electric Company	6.750	03-15-32	70,000	84,848
General Electric Company	6.875	01-10-39	50,000	62,379
Road and rail 0.2%
CSX Corp.	6.000	10-01-36	45,000	54,514
Trading companies and distributors 0.8%
AerCap Ireland Capital DAC	3.950	02-01-22	65,000	56,623
AerCap Ireland Capital DAC	5.000	10-01-21	70,000	62,793
International Lease Finance Corp.	8.625	01-15-22	80,000	77,595
4	JOHN HANCOCK RETIREMENT INCOME 2040 FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology 2.8%				$694,352
IT services 0.5%
IBM Corp.	5.875	11-29-32	95,000	132,604
Software 1.6%
Microsoft Corp.	3.500	02-12-35	65,000	75,504
Microsoft Corp.	4.100	02-06-37	60,000	73,254
Microsoft Corp.	4.200	11-03-35	55,000	68,937
Oracle Corp.	3.900	05-15-35	50,000	53,986
Oracle Corp.	4.300	07-08-34	110,000	128,801
Technology hardware, storage and peripherals 0.7%
Dell International LLC (A)	6.020	06-15-26	95,000	101,084
Seagate HDD Cayman	5.750	12-01-34	65,000	60,182
Materials 1.6%				406,175
Chemicals 0.6%
LyondellBasell Industries NV	5.750	04-15-24	95,000	107,446
Praxair, Inc.	3.200	01-30-26	45,000	47,632
Containers and packaging 0.3%
International Paper Company	7.300	11-15-39	50,000	64,192
Metals and mining 0.4%
Rio Tinto Alcan, Inc.	5.750	06-01-35	50,000	63,147
Rio Tinto Finance USA, Ltd.	3.750	06-15-25	45,000	47,274
Paper and forest products 0.3%
Georgia-Pacific LLC	8.875	05-15-31	50,000	76,484
Real estate 0.5%				124,433
Equity real estate investment trusts 0.5%
Crown Castle International Corp.	4.300	02-15-29	120,000	124,433
Utilities 3.2%				796,972
Electric utilities 2.3%
Duke Energy Carolinas LLC	6.450	10-15-32	75,000	100,284
Florida Power & Light Company	5.950	02-01-38	60,000	78,664
MidAmerican Energy Company	5.750	11-01-35	70,000	93,285
Oncor Electric Delivery Company LLC	5.250	09-30-40	45,000	57,932
PacifiCorp	5.250	06-15-35	55,000	65,798
Virginia Electric & Power Company	6.350	11-30-37	85,000	113,948
Xcel Energy, Inc.	6.500	07-01-36	45,000	58,800
Multi-utilities 0.9%
CenterPoint Energy, Inc.	4.250	11-01-28	50,000	51,284
Dominion Energy, Inc.	6.300	03-15-33	60,000	74,806
DTE Energy Company	6.375	04-15-33	80,000	102,171

	Shares	Value
Affiliated investment companies (B) 10.4%		$2,614,835
(Cost $3,147,283)
Equity 10.4%		2,614,835
Strategic Equity Allocation, Class NAV, JHF II (MIM US) (C)	278,767	2,614,835

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK RETIREMENT INCOME 2040 FUND	5

	Yield (%)	Shares	Value
Short-term investments 0.8%			$199,580
(Cost $199,580)
Short-term funds 0.8%			199,580
State Street Institutional U.S. Government Money Market Fund, Premier Class	0.3210(D)	199,580	199,580

Total investments (Cost $23,280,286) 99.8%	$25,088,859
Other assets and liabilities, net 0.2%	58,286
Total net assets 100.0%	$25,147,145

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
JHF II	John Hancock Funds II
MIM US	Manulife Investment Management (US) LLC
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	The underlying funds' subadvisor is shown parenthetically.
(C)	The subadvisor is an affiliate of the advisor.
(D)	The rate shown is the annualized seven-day yield as of 3-31-20.
6	JOHN HANCOCK RETIREMENT INCOME 2040 FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Investments by the fund in affiliated underlying funds and/or other open-end management investment companies, other than exchange-traded funds (ETFs), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of March 31, 2020, by major security category or type:
	Total value at 3-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
U.S. Government and Agency obligations	$14,182,523	—	$14,182,523	—
Corporate bonds	8,091,921	—	8,091,921	—
Affiliated investment companies	2,614,835	$2,614,835	—	—
Short-term investments	199,580	199,580	—	—
Total investments in securities	$25,088,859	$2,814,415	$22,274,444	—
Investment in affiliated underlying funds. The fund invests in an affiliated underlying fund that is managed by the Advisor and its affiliates. The fund does not invest in the affiliated underlying fund for the purpose of exercising management or control; however, the fund’s investment may represent a significant portion of the underlying fund’s net assets.
Information regarding the fund's fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
Strategic Equity Allocation	278,767	$4,853,492	—	$(1,454,984)	$(183,220)	$(600,453)	—	—	$2,614,835
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
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